Cover	Dec. 22, 2025
Entity Information [Line Items]
Central Index Key	0000004904
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 22, 2025
Registrant Name	AMERICAN ELECTRIC POWER COMPANY, INC.
Entity Incorporation, State or Country Code	NY
Entity File Number	1-3525
Entity Tax Identification Number	13-4922640
Entity Address, Address Line One	1 Riverside Plaza,
Entity Address, City or Town	Columbus,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43215
City Area Code	(614)
Local Phone Number	716-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock | NASDAQ - ALL MARKETS
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $6.50 par value
Trading Symbol	AEP
Security Exchange Name	NASDAQ